Acquisitions and increases in controlling interests	12 Months Ended
Dec. 31, 2012
Acquisitions and increases in controlling interests
Acquisitions and increases in controlling interests

Note 3—Acquisitions and increases in controlling interests

Acquisitions

        Acquisitions were as follows:

($ in millions, except number of acquired businesses)	2012	2011	2010
Acquisitions (net of cash acquired)(1)	3,643	3,805	1,275
Aggregate excess of purchase price over fair value of net assets acquired(2)	2,895	3,261	1,091
Number of acquired businesses	9	10	9
(1)
Excluding changes in cost and equity investments but including $5 million in 2012 and $19 million in 2011, representing the fair value of replacement vested stock options issued to Thomas & Betts and Baldor employees, respectively, at the corresponding acquisition dates.

(2)
Recorded as goodwill (see Note 11).

        In the table above, the "Acquisitions" and "Aggregate excess of purchase price over fair value of net assets acquired" amounts for 2012 relate primarily to the acquisition of Thomas & Betts Corporation (Thomas & Betts). For 2011, these amounts relate mainly to the acquisitions of Baldor Electric Corporation (Baldor) and EAM Software Holdings Pty Ltd (Mincom), while for 2010, these amounts relate primarily to the acquisition of the Ventyx group (Ventyx).

        Acquisitions of controlling interests have been accounted for under the acquisition method and have been included in the Company's Consolidated Financial Statements since the date of acquisition.

        While the Company uses its best estimates and assumptions as part of the purchase price allocation process to value assets acquired and liabilities assumed at the acquisition date, the purchase price allocation for acquisitions is preliminary for up to 12 months after the acquisition date and is subject to refinement as more detailed analyses are completed and additional information about the fair values of the assets and liabilities becomes available.

        On May 16, 2012, the Company acquired all outstanding shares of Thomas & Betts for $72 per share in cash. The resulting cash outflows for the Company amounted to $3,700 million, representing $3,282 million for the purchase of the shares (net of cash acquired of $521 million), $94 million related to cash settlement of Thomas & Betts options held at acquisition date and $324 million for the repayment of debt assumed upon acquisition. Thomas & Betts designs, manufactures and markets components used to manage the connection, distribution, transmission and reliability of electrical power in industrial, construction and utility applications. The acquisition of Thomas & Betts supports the Company's strategy of expanding its Low Voltage Products operating segment into new geographies, sectors and products, and consequently the goodwill acquired represents the future benefits associated with the expansion of market access and product scope.

        The aggregate preliminary allocation of the purchase consideration for business acquisitions in 2012 is as follows:

	Allocated amounts			Weighted- average useful life
($ in millions)	Thomas & Betts	Other	Total	Thomas & Betts
Customer relationships	1,169	18	1,187	18 years
Technology	179	43	222	5 years
Trade names	155	6	161	10 years
Order backlog	12	1	13	7.5 months

Intangible assets	1,515	68	1,583	15 years
Fixed assets	458	25	483
Debt acquired	(619)	—	(619)
Deferred tax liabilities	(1,080)	(24)	(1,104)
Inventories	300	38	338
Other assets and liabilities, net(1)	84	(17)	67
Goodwill(2)	2,723	172	2,895

Total consideration (net of cash acquired)(3)	3,381	262	3,643

(1)
Gross receivables from the Thomas & Betts acquisition totaled $387 million; the fair value of which was $344 million after rebates and allowance for estimated uncollectable receivables.

(2)
The Company does not expect the majority of goodwill recognized to be deductible for income tax purposes.

(3)
Cash acquired in the Thomas & Betts acquisition totaled $521 million. Additional consideration for the Thomas & Betts acquisition included $94 million related to the cash settlement of stock options held by Thomas & Betts employees at the acquisition date and $5 million representing the fair value of replacement vested stock options issued to Thomas & Betts employees at the acquisition date. The fair value of these stock options was estimated using a Black-Scholes model.

        The preliminary estimated fair values of the assets acquired and liabilities assumed for business combinations in 2012 are based on preliminary calculations and valuations, and facts and circumstances that existed at the respective acquisition dates. The Company's estimates and assumptions are subject to change during the measurement periods of those acquisitions. The area where preliminary estimates are not yet finalized primarily relates to certain deferred tax liabilities.

        The Company's Consolidated Income Statement for 2012 includes total revenues of $1,541 million and a net loss (including acquisition-related charges) of $10 million in respect of Thomas & Betts since the date of acquisition.

        The unaudited pro forma financial information in the table below summarizes the combined pro forma results of the Company and Thomas & Betts for 2012 and 2011, as if Thomas & Betts had been acquired on January 1, 2011.

($ in millions)	2012	2011
Total revenues	40,251	40,288
Income from continuing operations, net of tax	2,923	3,381

        The unaudited pro forma results above include certain adjustments related to the Thomas & Betts acquisition. The table below summarizes the adjustments necessary to present the pro forma financial information of the Company and Thomas & Betts combined, as if Thomas & Betts had been acquired on January 1, 2011.

	Adjustments
($ in millions)	2012	2011
Impact on cost of sales from additional amortization of intangible assets (excluding order backlog capitalized upon acquisition)	(26)	(69)
Impact on cost of sales from amortization of order backlog capitalized upon acquisition	12	(12)
Impact on cost of sales from fair valuing acquired inventory	31	(31)
Impact on cost of sales from additional depreciation of fixed assets	(12)	(33)
Interest expense on Thomas & Betts debt	5	21
Impact on selling, general and administrative expenses from Thomas & Betts stock-option plans	16	—
Impact on selling, general and administrative expenses from acquisition-related costs	56	(20)
Impact on interest and other finance expense from bridging facility costs	13	—
Other	(5)	(15)
Income taxes	(7)	44

Total pro forma adjustments	83	(115)

        The pro forma results are for information purposes only and do not include any anticipated cost synergies or other effects of the planned integration of Thomas & Betts. Accordingly, such pro forma amounts are not necessarily indicative of the results that would have occurred had the acquisition been completed on the date indicated, nor are they indicative of the future operating results of the combined company.

        On January 26, 2011, the Company acquired 83.25 percent of the outstanding shares of Baldor for $63.50 per share in cash. On January 27, 2011, the Company exercised its top-up option contained in the merger agreement, bringing its shareholding in Baldor to 91.6 percent, allowing the Company to complete a short-form merger under Missouri, United States, law. On the same date, the Company completed the purchase of the remaining 8.4 percent of outstanding shares. The resulting cash outflows for the Company amounted to $4,276 million, representing $2,966 million for the purchase of the shares (net of cash acquired), $70 million related to cash settlement of Baldor options held at acquisition date and $1,240 million for the repayment of debt assumed upon acquisition. Baldor markets, designs and manufactures industrial electric motors, mechanical power transmission products, drives and generators.

        The final allocation of the purchase consideration for the Baldor acquisition in 2011 is as follows:

($ in millions)	Allocated amounts	Weighted-average useful life
Customer relationships	996	19 years
Technology	259	7 years
Trade name	121	10 years
Order backlog	15	2 months
Other intangible assets	15	5 years

Intangible assets	1,406	16 years
Fixed assets	382
Debt acquired	(1,241)
Deferred tax liabilities	(693)
Inventories	422
Other assets and liabilities, net(1)	51
Goodwill(2)	2,728

Total consideration (net of cash acquired)(3)	3,055

(1)
Gross receivables from the acquisition totaled $266 million; the fair value of which was $263 million after allowance for estimated uncollectable receivables.

(2)
The goodwill recognized is not deductible for income tax purposes.

(3)
Cash acquired in the acquisition totaled $48 million. Additional consideration included $70 million related to the cash settlement of stock options held by Baldor employees at the acquisition date and $19 million representing the fair value of replacement vested stock options issued to Baldor employees at the acquisition date. The fair value of these stock options was estimated using a Black-Scholes model.

        The Company's Consolidated Income Statement for 2011 includes total revenues of $1,950 million and net income (including acquisition-related charges) of $155 million in respect of Baldor since the date of acquisition.

        The unaudited pro forma financial information in the table below summarizes the combined pro forma results of the Company and Baldor for 2011 and 2010, as if Baldor had been acquired on January 1, 2010.

($ in millions)	2011	2010
Total revenues	38,100	33,310
Income from continuing operations, net of tax	3,391	2,726

        The unaudited pro forma results above include certain adjustments related to the Baldor acquisition. The table below summarizes the adjustments necessary to present the pro forma financial information of the combined entity as if Baldor had been acquired on January 1, 2010.

	Adjustments
($ in millions)	2011	2010
Impact on cost of sales from additional amortization of intangible assets (excluding order backlog capitalized upon acquisition)	(7)	(91)
Impact on cost of sales from amortization of order backlog capitalized upon acquisition	15	(15)
Impact on cost of sales from fair valuing acquired inventory	57	(57)
Interest expense on Baldor's debt	11	106
Baldor stock-option plans	66	—
Impact on selling, general and administrative expenses from acquisition-related costs	64	(24)
Other	—	(23)
Income taxes	(65)	26

Total pro forma adjustments	141	(78)

        The pro forma results are for information purposes only and do not include any anticipated cost synergies or other effects of the integration of Baldor. Accordingly, such pro forma amounts are not necessarily indicative of the results that would have occurred had the acquisition been completed on the date indicated, nor are they indicative of the future operating results of the combined company.

        The aggregate allocation of the purchase consideration for other business acquisitions in 2011, excluding Baldor, was as follows:

($ in millions)	Allocated amounts(1)
Customer relationships	220
Technology	156
Trade names	32
Order backlog	36
Other intangible assets	3

Intangible assets	447
Fixed assets	40
Debt acquired	(202)
Deferred tax liabilities	(99)
Inventories	35
Other assets and liabilities, net	(4)
Goodwill	533

Total consideration (net of cash acquired)	750

(1)
The allocated amounts primarily relate to the acquisitions of Mincom, PGC Powergen Consulting SA (Trasfor) and AB Lorentzen & Wettre.

        On June 1, 2010, the Company acquired all of the shares of Ventyx Inc., Ventyx Software Inc. and Ventyx Dutch Holding B.V., representing substantially all of the revenues, assets and liabilities of the Ventyx group. Ventyx provides software solutions to global energy, utility, communications and other asset-intensive businesses and was integrated into the Power Systems operating segment.

        The aggregate purchase price of business acquisitions in 2010, settled in cash, has been allocated as follows:

($ in millions)	Allocated amounts	Weighted-average useful life
Intangible assets(1)	356	8 years
Deferred tax liabilities	(147)
Other assets and liabilities, net(2)	(25)
Goodwill(3)	1,091

Total(4)	1,275

(1)
Includes mainly capitalized software for sale and customer relationships.

(2)
Including debt assumed upon acquisition.

(3)
Goodwill recognized is not deductible for income tax purposes.

(4)
Primarily relates to the acquisition of Ventyx.

Increase in controlling interests in India

        In 2010, the Company increased its ownership interest in ABB Limited, India (its publicly-listed subsidiary in India) from approximately 52 percent to 75 percent. Cash paid in 2010, including transaction costs, amounted to $956 million. The offer of 900 rupees per share resulted in a charge to "Capital stock and additional paid-in capital" of $838 million, including expenses related to the transaction.